DEPOSITS	12 Months Ended
Dec. 31, 2015
Banking and Thrift [Abstract]
DEPOSITS

NOTE 14 – DEPOSITS

     The Bank does not have any foreign offices and all deposits are serviced in its 19 domestic offices. Maturities of time deposits of $100,000 or more at December 31, 2015 and 2014 are as follows:

	2015	2014
	(dollars in thousands)
Under 3 months	$24,805	$29,629
3 to 12 months	70,447	71,489
Over 12 months	16,755	18,399
Total	$112,007	$119,517

At December 31, 2015 and 2014, the Bank had $47.1 million and $53.3 million, respectively, of interest-bearing time deposits of $250,000 or more. At December 31, 2015 and 2014, the Bank had $223,000 and $152,000, respectively, of deposit accounts in overdraft status and thus have been reclassified to loans in the accompanying consolidated balance sheets.

The following table presents maturities of interest-bearing time deposits as of December 31, 2015:

(dollars in thousands)

2016	$172,931
2017	17,972
2018	6,056
2019	6,237
2020	8,090
Thereafter	10
Total	$211,296